Stock-Based Compensation Plans - Additional Information (Detail) shares in Thousands	6 Months Ended
	Jun. 30, 2019 CAD ($) shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Common shares issued for settlement	13	0
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price | $	$ 22.79
Weighted average exercise price of shares exercised | $	$ 9.48
Number of units exercised	59
Common shares issued for settlement	13